Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
8/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.92% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.2%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	$1,250,000	$1,339,977

			1,339,977
Guam (2.2%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	575,000	591,272
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,269,431
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	425,000	438,707

			2,299,410
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	1,300,000	1,337,505

			1,337,505
Ohio (1.4%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34	A	405,000	416,245
4.00%, 7/1/33	A	390,000	406,408
4.00%, 7/1/27	A	640,000	653,991

			1,476,644
Pennsylvania (87.6%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds
Ser. B, AGM, 5.25%, 1/1/53	AA	1,000,000	1,093,397
Ser. B, AGM, 5.25%, 1/1/48	AA	600,000	660,003
Ser. A, AGM, 4.00%, 1/1/46	AA	750,000	720,753
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network), 4.00%, 4/1/44	A	2,000,000	1,888,146
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U.), 5.50%, 10/1/54	BBB+	1,500,000	1,584,210
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds, (Delaware Valley U.), 5.00%, 11/1/42	BBB-/F	250,000	245,250
Cheltenham Twp., Indl. Dev. Auth. Rev. Bonds, (Arcadia U.), 5.75%, perpetual maturity	BBB-	350,000	357,657
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	227,356
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	400,000	400,100
Chester Cnty., Indl. Dev. Auth. 144A Rev. Bonds, (Collegium Charter School), 6.00%, 10/15/52	BB	750,000	787,748
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	980,885
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,063,869
5.00%, 6/1/33	A1	1,000,000	1,065,542
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	468,431
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB/F	700,000	707,570
(Penn State Hlth.), 4.00%, 11/1/44	A	1,500,000	1,449,415
Cumberland Valley, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/44	AA	1,500,000	1,629,504
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,500,224
Delaware Cnty., G.O. Bonds, 5.00%, 8/1/48	Aa2	1,000,000	1,083,785
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,178,402
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	750,000	757,397
Erie, Wtr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,051,402
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	2,155,000	2,219,955
Governor Mifflin School Dist. G.O. Bonds, Ser. A, 4.00%, 4/1/39	AA-	1,000,000	1,011,153
Highlands, School Dist. G.O. Bonds, AGM
4.00%, 4/15/43	AA	700,000	704,426
4.00%, 4/15/40	AA	500,000	505,756
Interboro, School Dist. G.O. Bonds, AGM, 5.50%, 8/15/63	AA	2,250,000	2,500,720
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,450,019
Lancaster Cnty., Convention Ctr. Auth. Hotel Room Rental Tax Rev. Bonds, Ser. B, 4.00%, 5/1/49	Aa2	1,000,000	944,894
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	1,000,000	1,088,975
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,003,391
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/45	BB/F	500,000	442,551
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Penn State Hlth.), 5.00%, 11/1/51	A	1,500,000	1,551,090
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	921,287
5.00%, 6/15/44	BB+/F	1,235,000	1,176,741
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes), 4.00%, 7/1/56	BBB-/F	1,030,000	888,704
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB-/F	500,000	443,433
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,406,985
Lancaster, Muni. Auth. Hlth. Care Fac. Rev. Bonds, (Garden Spot Village), Ser. A, 5.00%, 5/1/44	BBB-/F	1,000,000	1,058,051
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	360,937
Lehigh Cnty., General Purpose Auth. Rev. Bonds, (Muhlenberg College), 5.25%, 2/1/54	A3	1,600,000	1,701,607
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(ACTS Retirement-Life Communities, Inc.), 5.00%, 11/15/36	A-/F	1,500,000	1,536,926
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	693,385
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	553,446
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A-/F	550,000	532,049
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	390,246
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	965,000	931,688
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	651,805
PA State G.O. Bonds, (Cmnwlth. of PA), 4.00%, 9/1/43	Aa3	1,235,000	1,251,121
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	400,000	440,198
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,926,187
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	255,884
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	Aa3	1,155,000	1,298,021
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	900,157
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Drexel U.), 4.00%, 5/1/34	Baa1	1,250,000	1,233,883
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	715,733
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A2	675,000	696,426
4.75%, 12/1/37	A1	1,000,000	1,025,894
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,725,740
PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/45	Aa1	2,200,000	2,345,457
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,640,141
Pennsbury, School Dist. G.O. Bonds, 5.00%, 8/1/44	Aa3	1,000,000	1,087,976
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	1,016,453
Philadelphia, G.O. Bonds
Ser. A, 5.00%, 8/1/37	A1	500,000	518,149
Ser. B, 5.00%, 2/1/37	A1	1,250,000	1,331,952
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/41	AA	400,000	387,038
4.00%, 7/1/40	AA	300,000	290,922
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph U.), 5.50%, 11/1/60	A-	1,000,000	1,084,445
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB-	1,050,000	1,068,577
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,284,131
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	1,000,000	1,009,152
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	615,000	630,317
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 2.91%, 10/1/30	VMIG 1	500,000	500,000
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	300,000	292,891
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/47	A	2,500,000	2,551,774
Philadelphia, Redev. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/43	A1	1,250,000	1,351,789
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A1	1,000,000	1,026,105
Ser. A, 5.00%, 9/1/34	A1	1,000,000	1,015,992
Ser. A, 5.00%, 9/1/33	A1	1,575,000	1,662,459
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 11/1/45	A1	1,000,000	1,070,101
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,042,597
5.00%, 12/15/35	A	625,000	653,494
Pittsburgh, G.O. Bonds, 5.00%, 9/1/44	AA-	400,000	438,130
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	995,000	899,260
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/52	Aa3	1,750,000	1,904,511
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	469,982
4.00%, 11/15/41	BBB/F	505,000	475,539
4.00%, 11/15/36	BBB/F	365,000	357,727
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	501,373
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,058,551
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,400,000	1,190,995

			92,198,490
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	500,000	475,230
4.00%, 7/1/37	BB/P	350,000	342,416

			817,646
South Carolina (0.7%)
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	730,000	714,830

			714,830
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	342,686

			342,686
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	600,000	664,430

			664,430

Total municipal bonds and notes (cost $101,758,725)			$101,191,618

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	Shares	2,887,399	$2,887,399
U.S. Treasury Bills 5.276%, 11/19/24(SEG)		$100,000	98,935

Total short-term investments (cost $2,986,276)			$2,986,334
TOTAL INVESTMENTS

Total investments (cost $104,745,001)			$104,177,952

FUTURES CONTRACTS OUTSTANDING at 8/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	13	$1,715,188	$1,715,188	Dec-24	$28,226

Unrealized appreciation					28,226

Unrealized (depreciation)					—

Total					$28,226

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $105,157,233.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$593,597	$8,056,246	$5,762,444	$32,867	$2,887,399

	Total Short-term investments	$593,597	$8,056,246	$5,762,444	$32,867	$2,887,399
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $73,156.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	29.7%
	Education	23.0
	Local debt	18.0
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.9%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$101,191,618	$—
Short-term investments	—	2,986,334	—

Totals by level	$—	$104,177,952	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$28,226	$—	$—

Totals by level	$28,226	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts) 10
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com